SCHEDULE OF MINIMUM LEASE PAYMENTS (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Jun. 30, 2024 SGD ($)
Right-of-use Assets
2025		$ 1,168,600	$ 1,168,600
2026		1,154,546	1,163,846
2027		1,006,246	1,150,000
Thereafter
Less: interest		(112,940)	(155,884)
Present value of lease liabilities		3,216,452	3,757,808
Current liabilities	$ 807,500	1,103,206	1,089,515
Non-current liabilities	$ 1,546,806	2,113,246	2,668,293
Operating lease liability		$ 3,216,452	3,757,808
2028			$ 431,246